Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31 follows:

	2024	2023	2022
	(In thousands)
Current expense	$17,504	$14,394	$14,796
Deferred expense (benefit)	(1,248)	215	(359)
Income tax expense	$16,256	$14,609	$14,437

Reconciliation of Income Tax Expense
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2024, 2023 and 2022 to the income before income tax for the years ended December 31 follows:

	2024	2023	2022
	(In thousands)
Statutory rate applied to income before income tax	$17,440	$15,472	$16,335
Tax-exempt income	(522)	(508)	(1,475)
Low income housing tax credit investments	(373)	(235)	(134)
Employee stock ownership plan dividends	(108)	(106)	(97)
Bank owned life insurance	(175)	(99)	(140)
Share-based compensation	(130)	(50)	(144)
Non-deductible meals, entertainment and memberships	83	77	30
Other, net	41	58	62
Income tax expense	$16,256	$14,609	$14,437

Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2024	2023
	(In thousands)
Deferred tax assets
Unrealized loss on securities AFS	$13,105	$13,587
Allowance for credit losses	12,470	11,478
Unrealized loss on securities HTM transferred from AFS	3,396	4,095
Incentive compensation	2,052	1,174
Property and equipment	1,545	1,387
Lease liabilities	1,331	1,074
Reserve for unfunded lending commitments	1,078	1,156
Share-based compensation	861	824
Securities premium amortization	831	814
Deferred compensation	621	551
Unrealized loss on derivative financial instruments	551	—
Loss reimbursement on sold loans reserve	260	259
Other than temporary impairment charge on securities available for sale	146	146
Non accrual loan interest income	128	121
Gross deferred tax assets	38,375	36,666
Deferred tax liabilities
Capitalized mortgage loan servicing rights	9,827	8,871
Deferred loan fees	2,245	2,271
Lease right of use asset	1,254	1,031
Purchase premiums, net	517	602
Unrealized gain on derivative financial instruments	—	47
Other	69	46
Gross deferred tax liabilities	13,912	12,868
Deferred tax assets, net (1)	$24,463	$23,798

(1)	Included in accrued income and other assets on the Consolidated Statements of Financial Position.

Schedule of Unrecognized Tax Benefits Roll Forward
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2024	2023	2022
	(In thousands)
Balance at beginning of year	$188	$186	$180
Additions based on tax positions related to the current year	18	13	13
Reductions due to the statute of limitations	(18)	(11)	(7)
Reductions due to settlements	—	—	—
Balance at end of year	$188	$188	$186